Condensed Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 1,192	$ 1,236	$ 4,756	$ 5,207	$ 4,597
Cost of sales	1,049	1,064	4,160	4,473	3,866
Gross profit	143	172	596	734	731
Selling, general and administrative expense	92	85	322	335	332
Terminated merger and settlement income, net			0	0	(171)
Asset impairments	0	23	23	32	0
Business realignment costs	9	15	35	15	20
Other operating expense (income), net	(3)	5	14	(16)	4
Operating income	45	44	202	368	546
Interest expense, net	74	65	263	262	276
Gains (Losses) on Extinguishment of Debt	6	0	0	0	30
Other non-operating (income) expense, net	5	2	(1)	3	(4)
(Loss) income before income tax and (losses) earnings from unconsolidated entities	(40)	(23)	(60)	103	244
Income tax benefit	(32)	(2)	(365)	3	35
Income from continuing operations before earnings from unconsolidated entities	(8)	(21)	305	100	209
Earnings from unconsolidated entities, net of taxes	4	5	19	16	8
Net income from continuing operations			324	116	217
Net income from discontinued operations, net of taxes			0	2	(3)
Net income	$ (4)	$ (16)	$ 324	$ 118	$ 214